Leases (Details) - Schedule of maturity analysis of the group's lease liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 3,766
Current maturities of lease liability	1,148	$ 1,055
Long-term lease liability	2,618
Not later than one year [member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	1,148
One to five years [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 2,618